Borrowings (Details) - Schedule of borrowings - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Borrowings Abstract
Bonds	$ 171,343,445	$ 176,925,643	$ 182,781,617	$ 187,014,715
Total	$ 173,522,182	$ 179,302,447	$ 182,781,617	$ 187,014,715	$ 88,700,137